Submission	Aug. 13, 2025
Submission [Line Items]
Central Index Key	0001590717
Registrant Name	CareTrust REIT, Inc.
Registration File Number	333-269998
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A